Securities - Schedule of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions		Apr. 30, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
FVOCI Securities	[1]	$ 105,938	$ 93,702
Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		104,929	93,728
Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		1,447	660
Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(438)	(686)
Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		105,938	93,702
Canadian federal government [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		43,994	33,892
Canadian federal government [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		622	303
Canadian federal government [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(6)	(18)
Canadian federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		44,610	34,177
Canadian Provincial And Municipal Governments [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,708	5,939
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		157	82
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(12)	(25)
Canadian Provincial And Municipal Governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,853	5,996
U.S. federal government [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		17,324	17,033
U.S. federal government [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		290	100
U.S. federal government [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(48)	(168)
U.S. federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		17,566	16,965
U.S. states, municipalities and agencies [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,404	5,125
U.S. states, municipalities and agencies [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		36	24
U.S. states, municipalities and agencies [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(74)	(81)
U.S. states, municipalities and agencies [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,366	5,068
Other governments [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		4,609	5,643
Other governments [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		45	20
Other governments [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(11)	(7)
Other governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		4,643	5,656
NHA MBS, U.S. agency MBS and CMO [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		23,278	21,570
NHA MBS, U.S. agency MBS and CMO [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		235	58
NHA MBS, U.S. agency MBS and CMO [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(269)	(335)
NHA MBS, U.S. agency MBS and CMO [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		23,244	21,293
Corporate debt [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		4,451	4,391
Corporate debt [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		34	31
Corporate debt [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(18)	(52)
Corporate debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		4,467	4,370
Corporate equity [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		161	135
Corporate equity [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		28	42
Corporate equity [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		0
Corporate equity [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 189	$ 177

[1]	Amounts are net of ACL of $5 million ($4 million as at October 31, 2024).